UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Trust & Fiduciary Management Services Inc.
Address: 33 Broad Street
         Boston, MA  02109

13F File Number:  28-06643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dana N. Merrill
Title:     Chariman
Phone:     617-896-3689

Signature, Place, and Date of Signing:

      /s/  Dana N. Merrill     Boston, MA     May 14, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $83,321 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      238     3116 SH       SOLE                        0        0     3116
ABBOTT LABS                    COM              002824100      924    16555 SH       SOLE                        0      805    15750
ALLTEL CORP                    COM              020039103     2052    33098 SH       SOLE                        0      418    32680
AMERICAN EXPRESS CO            COM              025816109     2535    44938 SH       SOLE                        0      430    44508
AMERIPRISE FINL INC            COM              03076c106      243     4250 SH       SOLE                        0        0     4250
Artisan International Fund                      04314H204     6418   211407 8SH      SOLE                        0      670    10736
BANK OF AMERICA CORPORATION    COM              060505104     1551    30406 SH       SOLE                        0      410    29996
BP PLC                         SPONSORED ADR    055622104     1310    20238 SH       SOLE                        0       72    20166
Canetic Resources Trust        COM                             582    44900 SH       SOLE                     3000    29900    12000
CHEVRON CORP NEW               COM              166764100      584     7896 SH       SOLE                        0        0     7896
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109     3421   111250 SH       SOLE                        0      150    11100
CIENA CORP                     COM NEW          171779309     3983   142497 SH       SOLE                        0      180    42317
CITIGROUP INC                  COM              172967101     2122    41339 SH       SOLE                     2085      472    40867
CITIZENS COMMUNICATIONS CO     COM              17453B101      216    14440 SH       SOLE                        0     5440     9000
COMPUTER SCIENCES CORP         COM              205363104     2394    45920 SH       SOLE                        0      370    45550
CONOCOPHILLIPS                 COM              20825C104     1621    23710 SH       SOLE                        0      140    23570
DELL INC                       COM              24702R101      625    26920 SH       SOLE                        0      860    26060
EXELON CORP                    COM              30161N101     1835    26710 SH       SOLE                        0        0    26710
EXXON MOBIL CORP               COM              30231G102     6203    82214 SH       SOLE                        0     1666    80548
Fidelity Pacific Basin Fund                     316343201     3660   128074 9SH      SOLE                        0      264    27809
FISERV INC                     COM              337738108     2548    48030 SH       SOLE                        0      300    47730
FOREST LABS INC                COM              345838106     1601    31120 SH       SOLE                        0      240    30880
GENERAL ELECTRIC CO            COM              369604103     4422   125070 SH       SOLE                        0     3340    21730
Google Inc.                    COM              GOOG          2699     5890 SH       SOLE                        0       60     5830
HOME DEPOT INC                 COM              437076102     1265    34433 SH       SOLE                        0        0    34433
INTERNATIONAL BUSINESS MACHS   COM              459200101     2496    26480 SH       SOLE                        0      380    26100
JOHNSON & JOHNSON              COM              478160104     1887    31321 SH       SOLE                        0      170    31151
JOHNSON CTLS INC               COM              478366107     1878    19850 SH       SOLE                        0        0    19850
JP MORGAN CHASE & CO           COM              46625H100     1853    38299 SH       SOLE                        0      745    37554
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      372     7065 SH       SOLE                        0     1240     5825
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100      208     4069 SH       SOLE                        0        0     4069
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     3223    36850 SH       SOLE                        0      350    36500
MARSH & MCLENNAN COS INC       COM              571748102      458    15650 SH       SOLE                        0        0    15650
MEDTRONIC INC                  COM              585055106     2089    42581 SH       SOLE                        0      465    42116
MERCK & CO INC                 COM              589331107     1282    29021 SH       SOLE                        0      820    28201
MICROSOFT CORP                 COM              594918104     1107    39722 SH       SOLE                        0     1380    38342
PEPSICO INC                    COM              713448108      216     3400 SH       SOLE                        0        0     3400
PFIZER INC                     COM              717081103      988    39129 SH       SOLE                        0     4980    34149
PROCTER & GAMBLE CO            COM              742718109      213     3380 SH       SOLE                        0     1380     2000
SANDISK CORP                   COM              80004C101     1491    34040 SH       SOLE                        0       90    33950
STAPLES INC                    COM              855030102      250     9671 SH       SOLE                        0        0     9671
THORNBURG MTG INC              COM              885218107      656    25247 SH       SOLE                     1500    17700     6047
TYCO INTL LTD NEW              COM              902124106      478    15150 SH       SOLE                        0     2800    12350
UNITED TECHNOLOGIES CORP       COM              913017109     1190    18300 SH       SOLE                        0      100    18200
UNITEDHEALTH GROUP INC         COM              91324P102     2788    52625 SH       SOLE                        0      590    52035
WAL MART STORES INC            COM              931142103      862    18350 SH       SOLE                        0      550    17800
WALGREEN CO                    COM              931422109     1436    31300 SH       SOLE                        0      800    30500
Windstream Corp                COM                             501    34109 SH       SOLE                        0      844    33265
WYETH                          COM              983024100      347     6933 SH       SOLE                        0     2300     4633